Financial risk management (Tables)	12 Months Ended
Dec. 31, 2023
Financial risk management
Schedule of exchange rates

	2023	2022	2021
	CZK or USD	CZK or USD or	CZK or USD or
	or GBP/EUR	GBP/EUR	GBP/EUR
CZK - Average Rate	0.04166	0.04071	0.03900
CZK - Spot rate	0.04045	0.04147	0.04023

USD - Average Rate	0.92481	0.94967	0.84552
USD - Spot rate	0.90498	0.93756	0.88292

GBP - Average Rate	1.14970	1.17266	1.16333
GBP - Spot rate	1.15068	1.12748	1.19008

Summary of contractual maturities of Borrowings

	2023	2022
Payments within one year	5,833	5,930
Payments between one and five years	6,878	12,752
	12,711	18,682